Net Loss Per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Summary of Basic and Diluted Net Loss Per Share
The following table sets forth the computation of basic and diluted net loss per share (in thousands, except share and per share data):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
Net loss	$(82,065)	$(94,152)	$(247,323)	$(263,907)
Weighted-average shares outstanding, basic and diluted	214,775,043	212,154,820	214,422,143	160,497,517
Net loss per share, basic and diluted	$(0.38)	$(0.44)	$(1.15)	$(1.64)

The following table sets forth the computation of basic and diluted net loss per share (in thousands, except share and per share data):

	Fiscal year ended December 31,
	2021	2020	2019
Net loss	$(342,978)	$(249,726)	$(312,109)
Weighted-average shares outstanding, basic and diluted	173,692,582	1,678,098	1,571,045
Net loss per share, basic and diluted	$(1.97)	$(148.81)	$(198.66)

Summary of Antidilutive Securities Excluded From Computation of Earnings Per Share
The following outstanding shares of common stock equivalents were excluded from the computation of diluted net loss per share for the periods presented because including them would have had an anti-dilutive effect:

	September 30,
	2022	2021
Stock options to purchase common stock	24,153,378	29,159,417
Unvested restricted stock units	6,750,000	182,951
Warrants to purchase common stock	21,305,462	20,311,920
Total	52,208,840	49,654,288

The following outstanding shares of common stock equivalents were excluded from the computation of diluted net loss per share for the periods presented because including them would have had an anti-dilutive effect:

	December 31,
	2021	2020	2019
Stock options to purchase common stock	27,582,170	24,914,801	26,777,351
Unvested restricted stock units	142,652	—	—
Warrants to purchase common stock	21,311,920	40,150	40,150
Redeemable convertible preferred stock (on an if-converted basis)	—	121,431,310	121,435,487
Warrants to purchase redeemable convertible preferred stock (on an if-converted basis)	—	3,354,717	3,387,257
Total	49,036,742	149,740,978	151,640,245